Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 3,877,602	¥ 3,862,604
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	12,255	13,747
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		2,151,188	2,209,027
Japan | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,949,865	2,007,570
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		171,635	173,687
Japan | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		29,688	27,770
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		586,678	521,299
Japan | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		296,228	278,607
Japan | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		124,499	74,085
Japan | Corporate borrowers | Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		165,951	168,607
Overseas | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		150,148	135,996
Overseas | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		107,094	105,860
Overseas | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		43,054	30,136
Overseas | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		977,333	982,535
Overseas | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		277,839	273,789
Overseas | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		38,654	80,918
Overseas | Corporate borrowers | Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 660,840	¥ 627,828

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.